Note 4 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment [Table Text Block]
(In Thousands of Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
Securities Available for Sale:
December 31, 2012:
U.S. governmental agency	$105,629	$1,271	$(15)	$106,885
States and political subdivisions	116,123	1,786	(95)	117,814
Mortgage Backed Securities	64,550	1,729	(2)	66,277
Collateralized Mortgage Obligations	60,278	810	(58)	61,030
Equity and other Securities	1,610	62	0	1,672
Total	$348,190	$5,658	$(170)	$353,678

December 31, 2011:
U.S. governmental agency	$132,534	$1,325	$(25)	$133,834
States and political subdivisions	76,574	1,238	(23)	77,789
Mortgage Backed Securities	70,059	1,080	(87)	71,052
Collateralized Mortgage Obligations	57,006	854	(15)	57,845
Equity and other Securities	1,606	58	0	1,664
Total	$337,779	$4,555	$(150)	$342,184

Schedule of Unrealized Loss on Investments [Table Text Block]
(In Thousands of Dollars)	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2012:
U.S. governmental agency	$10,135	$(15)	$0	$0	$10,135	$(15)
States and political subdivisions	17,141	(93)	582	(2)	17,723	(95)
Mortgage Backed Securities	0	0	513	(2)	513	(2)
Collateralized Mortgage Obligations	19,995	(55)	721	(3)	20,716	(58)
Total Temporarily Impaired	$47,271	$(163)	$1,816	$(7)	$49,087	$(170)

December 31, 2011:
U.S. governmental agency	$0	$0	$17,974	$(25)	$17,974	$(25)
States and political subdivisions	3,738	(2)	2,249	(21)	5,987	(23)
Mortgage Backed Securities	0	0	18,091	(87)	18,091	(87)
Collateralized Mortgage Obligations	0	0	6,590	(15)	6,590	(15)
Total Temporarily Impaired	$3,738	$(2)	$44,904	$(148)	$48,642	$(150)

Realized Gain (Loss) on Investments [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Trading Account Securities Gains/(Losses)	$4	$(11)	$3

Available for Sale Securities
Other than temporary impairment losses	$0	$0	$(150)
Gross realized gains	44	28	200
Gross realized losses	0	(65)	(46)
Net realized gains (losses)	$44	$(37)	$4

Investments Classified by Contractual Maturity Date [Table Text Block]
(In Thousands of Dollars)	Fair Value
Due in one year or less	$93,182
Due after one year through five years	109,398
Due after five years through ten years	75,022
Due after ten years	74,404
Total	352,006

Equity securities	1,672
Total securities	$353,678